Acquisitions - Identified Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Apr. 04, 2022
Business Acquisition [Line Items]
Goodwill	$ 36,598
Hollandia Produce Group, Inc. (Pete's)
Business Acquisition [Line Items]
Intangible assets		$ 55,019
Goodwill		36,598
Net assets acquired		55,607
Net liabilities assumed		(3,776)
Total fair value of net assets acquired:		$ 143,448